CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
NET INCOME	₱ 18,973	₱ 13,466	₱ 20,162
OTHER COMPREHENSIVE INCOME (LOSS) – NET OF TAX (Note 6)
Foreign currency translation differences of subsidiaries	117	(18)	79
Financial instrument at fair value through other comprehensive income (Note 24)	(29)
Net transactions on cash flow hedges:	(271)	(376)	10
Net fair value gains (losses) on cash flow hedges (Note 27)	(286)	(411)	76
Income tax related to fair value adjustments charged directly to equity (Note 7)	15	35	(66)
Net gains on available-for-sale financial investments:		3,364	860
Unrealized gains (losses) from changes in fair value adjustments recognized during the year (Note 11)		2,826	(4,520)
Impairment recognized in profit or loss (Note 11)		540	5,381
Income tax related to fair value adjustments charged directly to equity (Note 7)		(2)	(1)
Share in the other comprehensive income of associates and joint ventures accounted for using the equity method (Note 10)		112	151
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years	(183)	3,082	1,100
Revaluation increment on investment properties:	(2)	1	17
Fair value adjustment to property and equipment transferred to investment properties during the year		4	26
Depreciation of revaluation increment in investment properties transferred to property and equipment (Note 9)	(2)	(2)	(2)
Income tax related to revaluation increment charged directly to equity (Note 7)		(1)	(7)
Actuarial losses on defined benefit obligations:	(1,222)	(1,091)	(3,571)
Remeasurement in actuarial losses on defined benefit obligations (Note 25)	(1,788)	(1,566)	(5,112)
Income tax related to remeasurement adjustments (Note 7)	566	475	1,541
Share in the other comprehensive income of associates and joint ventures accounted for using the equity method (Note 10)		194
Net other comprehensive loss not to be reclassified to profit or loss in subsequent years	(1,224)	(896)	(3,554)
Total Other Comprehensive Income (Loss) – Net of Tax	(1,407)	2,186	(2,454)
TOTAL COMPREHENSIVE INCOME	17,566	15,652	17,708
ATTRIBUTABLE TO:
Equity holders of PLDT	17,504	15,550	17,557
Noncontrolling interests	62	102	151
TOTAL COMPREHENSIVE INCOME	₱ 17,566	₱ 15,652	₱ 17,708